Investment Properties - Summary of Investment Properties (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about investment property [line items]
Beginning balance	₩ 1,933,358	₩ 1,720,654
Acquisition	210,808	87,398
Disposal and termination	(17,490)	(20,600)
Depreciation	(52,869)	(47,004)
Transfer from (to) property and equipment	126,250	206,183
Transfer and others	(1,922)	(13,273)
Ending balance	2,198,135	1,933,358
Gross carrying amount [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	2,596,204	2,306,198
Ending balance	2,922,705	2,596,204
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	(662,846)	(585,544)
Ending balance	(724,570)	(662,846)
Land [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	879,792	813,763
Acquisition	0	14,569
Disposal and termination	(8,167)	(14,725)
Transfer from (to) property and equipment	37,725	63,278
Transfer and others	1	2,907
Ending balance	909,351	879,792
Land [member] | Gross carrying amount [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	881,360	815,331
Ending balance	910,919	881,360
Land [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	(1,568)	(1,568)
Ending balance	(1,568)	(1,568)
Buildings [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	916,458	840,090
Acquisition	57,529	17,351
Disposal and termination	(9,323)	(5,858)
Depreciation	(52,869)	(47,004)
Transfer from (to) property and equipment	88,336	140,229
Transfer and others	27,544	(28,350)
Ending balance	1,027,675	916,458
Buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	1,577,736	1,424,066
Ending balance	1,750,677	1,577,736
Buildings [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	(661,278)	(583,976)
Ending balance	(723,002)	(661,278)
Investment property, construction-in-progress [Member]
Disclosure of detailed information about investment property [line items]
Beginning balance	137,108	66,801
Acquisition	153,279	55,478
Disposal and termination	0	(17)
Transfer from (to) property and equipment	189	2,676
Transfer and others	(29,467)	12,170
Ending balance	261,109	137,108
Investment property, construction-in-progress [Member] | Gross carrying amount [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	137,108	66,801
Ending balance	₩ 261,109	₩ 137,108